Financial instruments by Category (Details 3)	12 Months Ended
Jun. 30, 2019
Level 2 [Member] | Swaps Of Interest Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Swaps of interest rate
Pricing model / method	Discounted cash flow
Parameters	Interest rate futures
Level 3 [Member] | Non-Convertible Notes TGLT [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Non-Convertible Notes - TGLT
Pricing model / method	Black & Scholes - Black & Scholes
Parameters	Price and volatility of the subjacent Market Interest rate
Range term	Price: Ps. 2.5 - Ps. 6.5 Volatility of the subjacent: 50% - 70% Market interest rate: 10% - 13%
Level 3 [Member] | Arcos del Gourmet S.A. [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Arcos del Gourmet S.A. purchase option
Pricing model / method	Discounted cash flow
Parameters	Projected revenues and discount rate
Range term	Projected income: USD 0.5 MM ? USD 1MM Discount rate 8.7% - 9.5%
Foreign-Currency Contracts [Member] | Level 2 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Foreign-currency contracts
Pricing model / method	Present value method - Theoretical price
Parameters	Money market curve; Interest curve Foreign exchange curve